Accruals and Other Payables - Schedule of Accruals and Other Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accruals and Other Payables [Abstract]
Accrued staff costs	$ 128,721	$ 55,634
Accrued professional fees	134,021	171,556
Payables for rental of server		4,492
Others	2,739	13,351
Total	$ 265,481	$ 245,033